Selected Statements of Income Data	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Selected Statements of Income Data

NOTE 16: — SELECTED STATEMENTS OF INCOME DATA

	Year ended March 31,
	2021	2020	2019
Sales, net	$548,970	$644,769	$669,893

Selling, marketing, general and administrative expenses:
Selling and marketing	$32,861	$31,754	$39,495
Advertising	5,681	4,902	6,527
General and administrative *	52,813	56,757	43,949
Settlements and loss contingencies	558,924	—	(3,678)
	$650,279	$93,413	$86,293
* Including provision for doubtful accounts	$(1,761)	$2,382	$144

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$1,363	$725	$256
Income in respect of deposits	(2,432)	(11,714)	(14,107)
Interest from marketable securities	(19,105)	(22,655)	(19,691)
Foreign currency transaction (loss) gain	365	(14,838)	(25,309)
	$(19,809)	$(48,482)	$(58,851)